INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 218		$ 420,958	$ (20,091)	$ (8,068)	$ (246,891)	$ 146,126
Balance, shares at Dec. 31, 2020	81,703,366
Exercise of options and vesting of RSUs	$ 5		3,953	0	0	0	3,958
Exercise of options and vesting of RSUs, shares	1,777,246
Share-based compensation	$ 0		637	0	0	0	637
Other comprehensive loss, net	0		0	0	(1,529)	0	(1,529)
Net loss	0		0	0	0	(2,882)	(2,882)
Balance at Jun. 30, 2021	$ 223		425,548	(20,091)	(9,597)	(249,773)	146,310
Balance, shares at Jun. 30, 2021	83,480,612
Balance at Dec. 31, 2021	$ 224		428,244	(20,091)	(9,507)	(261,719)	$ 137,151
Balance, shares at Dec. 31, 2021	83,931,596						83,931,596
Exercise of options and vesting of RSUs		[1]	113	0	0	0	$ 113
Exercise of options and vesting of RSUs, shares	100,534
Share-based compensation	$ 0		1,435	0	0	0	1,435
Other comprehensive loss, net	0		0	0	(2,918)	0	(2,918)
Net loss	0		0	0	0	(3,808)	(3,808)
Balance at Jun. 30, 2022	$ 224		$ 429,792	$ (20,091)	$ (12,425)	$ (265,527)	$ 131,973
Balance, shares at Jun. 30, 2022	84,032,130						84,032,130

[1]	Represent an amount lower than $1.